Taxes on Income (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Carryforward tax losses	$ 10,369	$ 10,096
Research and development credit	2,716	2,032
Accrued social benefits and other	425	472
Deferred tax assets, gross	13,510	12,600
Less - valuation allowance	(13,510)	(12,600)
Net deferred tax assets